Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Cash Flows from Operating Activities:
Net loss from operations	$ (9,696,158)	$ (1,494,609)
Adjustments to reconcile net income to net cash provided by operating activities:
Convertible note - Accretion of financing cost	212,708	311,642
Expected credit loss	8,450,277
Depreciation and amortization expenses	102,750	109,966
Equity incentive plan		277,285
Non-cash operating lease expense	35,098
Changes in operating assets and liabilities:
Accounts receivable	(72,969)	(372,734)
Note receivable		33,441
Inventory	7,006	294,421
Advance to suppliers	(45,562)	(14,045)
Prepayments, receivables and other assets	59,857	(61,775)
Accounts payable	19,353	253,976
Refund liabilities	41,626
Advance from customers	35,185	(4,063)
Taxes payable	(1,660)	32,818
Change in related party lease liability – operating lease	(35,098)
Accrued expenses and other current liabilities	308,019	84,552
Net cash used in operating activities	(579,568)	(549,125)
Cash Flows from Investing Activities:
Purchase of property, plant and equipment		(20,115)
Other receivable - Huangshan Panjie	19,639	59,425
Net cash provided by investing activities	19,639	39,310
Cash Flows from Financing Activities:
Proceeds from borrowings	124,847
Repayment of borrowings	(4,469)	(7,675)
Payment to related parties	(4,582,113)	(11,061,683)
Net cash used in financing activities	(4,461,735)	(11,069,358)
Effect of exchange rate changes on cash and cash equivalents and restricted cash	(881,794)	(1,009,412)
Net decrease in cash, cash equivalents and restricted cash	(5,903,458)	(12,588,585)
Cash, cash equivalents and restricted cash at the beginning of period	17,368,478	15,569,619
Cash, cash equivalents and restricted cash at the end of period	11,465,020	2,981,034
Supplemental disclosures of cash flows information:
Cash paid for income taxes
Cash paid for interest expense	9,449
Non-cash transactions:
Issuance of shares for equity incentive plan		277,285
Issuance of shares for convertible notes principal and interest settlement	902,438	1,140,482
Offset between due from related parties and due to related parties balances	$ 3,306,031